Concentration (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 Customers Distributor	Sep. 30, 2017 Customers Distributor	Sep. 30, 2018 Customers Distributor	Sep. 30, 2017 Customers Distributor	Dec. 31, 2017 Customers Distributor	Dec. 31, 2016 Customers
Sales [Member]
Concentration (Textual)
Number of customers	2	3	2	3	2	1
Sales [Member] | Customer one [Member]
Concentration (Textual)
Concentration risk, percentage	66.00%	42.90%	51.60%	39.40%	45.00%	94.00%
Sales [Member] | Customer two [Member]
Concentration (Textual)
Concentration risk, percentage	29.70%	19.80%	26.70%	25.90%	23.00%
Sales [Member] | Customer three [Member]
Concentration (Textual)
Concentration risk, percentage		17.50%		18.20%
Product purchased [Member]
Concentration (Textual)
Concentration risk, percentage	10.00%		18.50%	12.50%	13.00%	10.00%
Number of distributor | Distributor	1	2	1	1	1
Product purchased [Member] | Distributor one [Member]
Concentration (Textual)
Concentration risk, percentage		16.70%
Product purchased [Member] | Distributor two [Member]
Concentration (Textual)
Concentration risk, percentage		12.00%
Accounts receivable [Member]
Concentration (Textual)
Concentration risk, percentage						10.00%
Number of customers			3	2	3
Accounts receivable [Member] | Customer one [Member]
Concentration (Textual)
Concentration risk, percentage			50.50%	45.20%	54.00%
Accounts receivable [Member] | Customer two [Member]
Concentration (Textual)
Concentration risk, percentage			22.80%	10.60%	15.00%
Accounts receivable [Member] | Customer three [Member]
Concentration (Textual)
Concentration risk, percentage			10.50%		15.00%